THE ADVISORS' INNER CIRCLE FUND II
                          REAVES SELECT RESEARCH FUND
                       SUPPLEMENT DATED FEBRUARY 8, 2011
                                     TO THE
 INSTITUTIONAL CLASS SHARES PROSPECTUS AND THE INVESTOR CLASS SHARES PROSPECTUS
                            DATED NOVEMBER 29, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES DATED NOVEMBER 29, 2010 ("THE PROSPECTUSES") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

EFFECTIVE AS OF FEBRUARY 4, 2011 THE FOLLOWING INFORMATION REPLACES THE INFORMATION IN THE PROSPECTUSES AS INDICATED.

THE FOLLOWING REPLACES THE SECTION TITLED "PORTFOLIO MANAGERS" ON PAGE 5 OF THE INSTITUTIONAL CLASS SHARES PROSPECTUS AND PAGE 6 OF THE INVESTOR CLASS SHARES
PROSPECTUS:

PORTFOLIO  MANAGERS

William A. Ferer, President and Director of Research, has co-managed the Fund since its inception.

Ronald J. Sorenson, Vice Chairman and Chief Executive Officer, has co-managed the Fund since its inception.

Timothy O. Porter, Vice President and Energy Analyst, has co-managed the Fund since February 2011.

THE FOLLOWING IS ADDED AS THE FOURTH PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 10 OF THE INSTITUTIONAL CLASS SHARES AND INVESTORS CLASS SHARES PROSPECTUSES:

Mr. Timothy O. Porter has served as Vice President, Energy Analyst and portfolio manager for the Adviser since July 2004. He has co-managed the Fund since February 2011. Mr. Porter has more than 14 years of investment experience.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                 WHR-SK-008-0100

                       THE ADVISORS' INNER CIRCLE FUND II

                          REAVES SELECT RESEARCH FUND

                       SUPPLEMENT DATED FEBRUARY 8, 2011
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 29, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 29, 2010 ("THE SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

EFFECTIVE AS OF FEBRUARY 4, 2011 THE FOLLOWING INFORMATION REPLACES THE INFORMATION IN THE SAI AS INDICATED.

THE FOLLOWING REPLACES THE SECTIONS "FUND SHARES OWNED BY PORTFOLIO MANAGERS" AND "OTHER ACCOUNTS" ON PAGE 13 OF THE SAI:

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

--------------------------------------------------------------------------------
NAME                                    DOLLAR RANGE OF FUND SHARES
--------------------------------------------------------------------------------
William A. Ferer (1)                              None
--------------------------------------------------------------------------------
Ronald J. Sorenson (1)                            None
--------------------------------------------------------------------------------
Timothy O. Porter (2)                             None
--------------------------------------------------------------------------------

(1) Valuation date is July 31, 2010.
(2) Valuation date is December 31, 2010.

OTHER ACCOUNTS. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below.

------------------------------------------------------------------------------------------------------------------------------------
                                  REGISTERED                            OTHER  POOLED
                             INVESTMENT COMPANIES                    INVESTMENT VEHICLES                    OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
NAME                  NUMBER OF ACCOUNTS     TOTAL ASSETS      NUMBER OF ACCOUNTS   TOTAL ASSETS   NUMBER OF ACCOUNTS   TOTAL ASSETS
------------------------------------------------------------------------------------------------------------------------------------
William A. Ferer (1)           2              $726,013,623               0                $0             19             $539,115,639
------------------------------------------------------------------------------------------------------------------------------------
Ronald J. Sorenson(1)          2              $726,013,623               0                $0           1086             $880,549,091
------------------------------------------------------------------------------------------------------------------------------------
Timothy O. Porter (2)          0                   $0                    0                $0            137              $49,094,828
------------------------------------------------------------------------------------------------------------------------------------

(1) Information provided as of July 31, 2010.
(2) Information provided as of December 31, 2010.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                 WHR-SK-009-0100